UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-05962

NAME OF REGISTRANT:                       VANGUARD VARIABLE INSURANCE FUNDS

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                  DECEMBER 31

DATE OF REPORTING PERIOD:                 JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81105962J
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD VARIABLE INSURANCE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



============= VANGUARD VARIABLE INSURANCE FUND - HIGH-YIELD BOND  ==============
=============               PORTFOLIO - WELLINGTON                ==============


WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387409
Meeting Date: MAY 11, 2021   Meeting Type: Annual
Record Date:  MAR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Janet L. Carrig                   For       For          Management
1.2   Elect Susan M. Cunningham               For       For          Management
1.3   Elect Paul J. Korus                     For       For          Management
1.4   Elect Kevin S. McCarthy                 For       For          Management
1.5   Elect Lynn A. Peterson                  For       For          Management
1.6   Elect Daniel J. Rice IV                 For       For          Management
1.7   Elect Anne Taylor                       For       For          Management
2.    Advisory Vote on Executive Compensation For       Against      Management
3.    Ratification of Auditor                 For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 24, 2021
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.